Financial Instruments and Fair Value Disclosures - Fair value of assets and liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 item	Dec. 31, 2019 item
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 125,000	$ 92,000
Impaired Vessels
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Vessels Impaired | item			9	3
8.375% Senior Unsecured Bond.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	125,000
8.375% Senior Unsecured Bond. | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 128,750